RECEIVABLES	12 Months Ended
	Jan. 31, 2023	Jan. 31, 2021
Receivables [Abstract]
RECEIVABLES [Text Block]

6. RECEIVABLES

A summary of the Company's receivables is as follows:

	January 31, 2023	January 31, 2022
	$	$
Taxes receivable	10,834	11,945
Trade receivables	401,476	198,478
	412,310	210,423

There was no provision for expected credit losses on trade receivables at January 31, 2023 or January 31, 2022.

6. RECEIVABLES

January 31, 2021
$
Sales taxes receivable	14,809
Trade receivables, net	101,208
116,017

At January 31, 2021, trade receivables are presented net of a provision for expected credit losses of $nil.